Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 359,453	$ 274,483
Short-term investments	6,941	3,302
Notes and accounts receivable, net	79,135	73,599
Inventories	94,186	71,887
Restricted assets-current	19,515	44,393
Noncurrent assets held for sale		3,363
Prepaid expenses and other current assets	9,567	5,873
Total current assets	568,797	476,900
Long-term investments		120
Property and equipment, net	51,370	47,892
Deferred income tax assets, net	3,402	3,983
Goodwill	58,964	68,656
Intangible assets, net	7,429	5,227
Other assets	3,770	3,248
Total assets	693,732	606,026
Current Liabilities
Notes and accounts payable	56,423	31,739
Bank loan	25,000	25,000
Income tax payable	11,492	20,271
Current portion of long-term payable	566	240
Accrued expenses and other current liabilities	83,763	68,736
Total current liabilities	177,244	145,986
Long-term payable, net of current portion	108	367
Other long-term liabilities	22,329	16,910
Total liabilities	199,681	163,263
Commitments and Contingencies (Note 18)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 141,311 thousand shares in 2016 and 143,162 thousand shares in 2017	1,431	1,413
Additional paid-in capital	242,487	226,658
Accumulated other comprehensive income (loss)	2,643	(1,032)
Retained Earnings	247,490	215,724
Total shareholders' equity	494,051	442,763
Total liabilities and shareholders' equity	$ 693,732	$ 606,026